Average Annual Total Returns - Retail - Vanguard Global ESG Select Stock Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	FTSE All-World Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World Index (reflects no deduction for fees or expenses) Since Inception	FTSE All-World Index (reflects no deduction for fees or expenses) Inception Date
Total	19.31%	21.48%	Jun. 05, 2019	19.01%	21.15%	Jun. 05, 2019	11.62%	16.54%	Jun. 05, 2019	19.44%	21.61%	Jun. 05, 2019	16.44%	19.63%	Jun. 05, 2019